Schedule of Roll Forward of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Deferred financing costs, beginning balance	$ 942	$ 786
Additions	119	156
Deferred financing costs, ending balance	1,061	942
Less accumulated amortization	(694)	(526)	$ (370)
Deferred financing costs, net	$ 367	$ 416